ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 15.8%
	BIOTECH & PHARMA – 1.9%
1,548	Eli Lilly & Company	$ 1,255,552
2,977	Vertex Pharmaceuticals, Inc.(a)	1,374,421
		2,629,973
	ELECTRIC UTILITIES - 1.4%
18,453	NRG Energy, Inc.	1,890,325

	ENGINEERING & CONSTRUCTION - 1.3%
5,647	Quanta Services, Inc.	1,737,074

	INSURANCE - 1.2%
5,466	Arthur J Gallagher & Company	1,649,748

	INTERNET MEDIA & SERVICES - 3.9%
7,569	Alphabet, Inc., Class C	1,556,186
2,710	Meta Platforms, Inc., Class A	1,867,678
2,138	Netflix, Inc.(a)	2,088,313
		5,512,177
	MEDICAL EQUIPMENT & DEVICES - 1.4%
3,276	Intuitive Surgical, Inc.(a)	1,873,479

	RETAIL - CONSUMER STAPLES - 1.2%
1,647	Costco Wholesale Corporation	1,613,862

	SEMICONDUCTORS - 0.9%
10,794	NVIDIA Corporation	1,296,036

	TECHNOLOGY HARDWARE - 1.3%
16,016	Arista Networks, Inc.(a)	1,845,524

	TECHNOLOGY SERVICES - 1.3%
958	Fair Isaac Corporation(a)	1,794,870

ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 15.8% (Continued)
	TOTAL COMMON STOCKS (Cost $14,765,514)	$ 21,843,068

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 84.2%
	EQUITY - 84.2%
206,497	Communication Services Select Sector SPDR Fund	21,141,163
108	Consumer Discretionary Select Sector SPDR Fund	25,074
41,771	Consumer Staples Select Sector SPDR Fund	3,299,074
199,184	Financial Select Sector SPDR Fund	10,252,000
86,562	Health Care Select Sector SPDR Fund	12,713,361
37,398	Industrial Select Sector SPDR Fund	5,174,013
29,285	Invesco QQQ Trust Series 1	15,295,263
34,834	SPDR S&P 500 ETF Trust	20,963,798
62,071	Technology Select Sector SPDR Fund	14,326,608
1,571	Utilities Select Sector SPDR Fund	122,349
52,545	VanEck Semiconductor ETF(a)	12,801,013
		116,113,716

	TOTAL EXCHANGE-TRADED FUNDS (Cost $90,526,431)	116,113,716

	TOTAL INVESTMENTS - 100.0% (Cost $105,291,945)	$ 137,956,784
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)% (b)	(51,302)
	NET ASSETS - 100.0%	$ 137,905,482

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

(b) Percentage rounds to less than 0.1%

See accompanying notes which are an integral part of this schedule of investments.